SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash held in banks	$ 6,721,124	$ 7,500,607
Guaranteed investment certificates		394,174
Cash and cash equivalents	$ 6,721,124	$ 7,894,781	$ 16,221,846	$ 23,075,713